SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details)	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Preoperty and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Preoperty and equipment useful life	7 years